Long-term debt and finance leases (Tables)	12 Months Ended
Jun. 30, 2019
Long-term debt and finance leases
Schedule of long-term debt and finance leases

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Total long-term debt		137 339	109 454
Short-term portion		(2 544)	(12 763)

		134 795	96 691

Comprising:
Long-term debt		127 350	89 411
Finance leases		7 445	7 280

		134 795	96 691

Analysis of long-term debt and finance leases
At amortised cost
Secured debt(1)		6 602	62 601
Preference shares		—	7 493
Finance leases		7 770	7 624
Unsecured debt*		123 555	32 513
Unamortised loan costs		(588)	(777)

		137 339	109 454

Reconciliation
Balance at beginning of year		109 454	81 405
Loans raised		94 002	31 061
proceeds from new loans*		93 884	24 961
finance leases acquired		118	6 100
Loans repaid**		(70 000)	(9 199)
Modification gain		(112)	—
Interest accrued	7	1 025	878
Amortisation of loan costs	7	725	462
Translation effect of foreign currency loans		212	22
Translation of foreign operations		2 033	4 825

Balance at end of year		137 339	109 454

Interest-bearing status
Interest-bearing debt		136 394	108 017
Non-interest-bearing debt		945	1 437

		137 339	109 454

Maturity profile
Within one year		2 544	12 763
One to five years		113 447	72 899
More than five years		21 348	23 792

		137 339	109 454

Business segmentation
 Mining		—	679
 Exploration and Production International		—	784
 Energy		8 893	9 503
 Base Chemicals		5 503	33 716
 Performance Chemicals		1 466	27 914
 Group Functions		121 477	36 858

Total operations		137 339	109 454

(1)	The LCCP term loan was repaid with the proceeds from the US dollar bonds issued in September 2018 and the subsequent draw down of the term loan and revolving credit facility.

*        Loans raised to fund US growth projects.

**      2019 relate mainly to the settlement of the LCCP term loan, discharging the completion guarantee issued in respect of the LCCP and the settlement of the Inzalo Public debt. 2018 mainly relates to the repayment of the Inzalo Groups debt.

	2019	2018
	Rm	Rm

Total long-term debt (before unamortised loan costs)***	141 198	109 984

				Interest rate at	2019	2018
Terms of repayment	Security	Business	Currency	30 June 2019	Rm	Rm

Secured debt
Repayable in bi-annual instalments ending December 2021(1)	Secured by assets under construction with a carrying value of 2018 — R140 912 million and other assets with a carrying value of 2018 — R24 368 million	Base and Performance Chemicals (US Operations)	US dollar		—	54 953
Repayable in quarterly instalments ending August 2024	Secured by property, plant and equipment with a carrying value of R4 183 million (2018 — R4 551 million).	Base Chemicals	US dollar	Libor + 2,5%	2 735	2 765
Repayable in bi-annual instalments ending June 2022	Secured by property, plant and equipment with a carrying value of R4 941 million (2018 — R5 415 million)	Energy (Rompco)	Rand	Jibar + 1,75%	2 590	3 473
Repayable in bi-annual instalments ending February 2030	Secured by shares, property, plant and equipment with a carrying value of R1 480 million (2018 — R1 443 million)	Energy (CTRG)	US dollar	Libor + 5,5%	1 093	1 183
		Various	Various	Various	184	227

					6 602	62 601

Preference shares
A preference shares repayable in semi-annual instalments between June 2008 and September 2018(2)	Secured by Sasol preferred ordinary shares held by the company	Group Functions (Inzalo)	Rand		—	828
B preference shares repayable between June 2008 and September 2018(2)	Secured by Sasol preferred ordinary shares held by the company	Group Functions (Inzalo)	Rand		—	789
C preference shares repayable September 2018(2)	Secured by guarantee from Sasol Limited	Group Functions (Inzalo)	Rand		—	5 822
A preference shares repayable between March 2013 and September 2018	Secured by preference shares held in Sasol Mining (Pty) Ltd	Mining (Ixia)	Rand		—	54

					—	7 493

(1)

The US$4 billion secured term loan was settled during the year with the proceeds from the US$2,25 billion bond issued in September 2018 together with a US$1,65 billion term loan and a RCF of US$150 million incurred in June 2019.

(2)	The A, B and C preference share debt relating to the Sasol Inzalo Public share transaction was settled on 10 September 2018.

				Interest rate at	2019	2018
Terms of repayment	Security	Business	Currency	30 June 2019	Rm	Rm

Finance leases
Repayable in monthly instalments over 1 to 37 years ending December 2056	Secured by plant and equipment with a carrying value R7 369 million (2018 – R7 541 million)	Energy, Base and Performance Chemicals	Various	Fixed 2,36% to 16,58% and variable 8% to 9,5%	7 673	7 521
Other finance leases	Underlying assets	Various	Various	Various	97	103

					7 770	7 624

					14 372	77 718

				Interest rate at	2019	2018
Terms of repayment		Business	Currency	30 June 2019	Rm	Rm

Unsecured debt
Various repayment terms ending April 2031		Various	Various	Various	1 779	1 567
Repayable in July 2018(1)		Exploration and Production International	Canadian dollar		—	784
Various repayment terms		Energy	Rand	Fixed 8,0%	626	523
Various repayment terms from November 2022 to November 2023(2)(3)		Group Functions (Sasol Financing International)	US dollar	Fixed 4,5% and variable Libor + 1%	63 548	29 014
Various repayment terms from June 2024 to September 2028(4)(5)		Group Functions (Sasol Financing USA)	US dollar	Fixed 5,8% to 6,5% and variable Libor + 1% to 1,4%	57 602	—
Repayable in bi-annual instalments ending December 2018		Mining	Rand		—	625
Total unsecured debt					123 555	32 513

Total long-term debt					137 927	110 231
Unamortised loan costs (amortised over period of debt using the effective interest rate method)					(588)	(777)
					137 339	109 454
Short-term portion of long-term debt					(2 544)	(12 763)

					134 795	96 691

(1)	The carry of CAD75 million (R780 million) was repaid on 3 July 2018.

(2)

Included in this amount is the US$1 billion (R14 billion) bond, with a fixed interest rate of 4,5% which is listed on the New York Stock Exchange and is recognised in Sasol Financing International Limited, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.

(3)	During the year Sasol Financing International Limited, drew down on its revolving credit facility US$2,6 billion to fund mainly the LCCP.

(4)

In September 2018 Sasol Financing USA LLC issued bonds to the value of US$1,50 billion and US$0,75 billion respectively and in June 2019 incurred a term loan of US$1,65 billion and a revolving credit facility of US$150 million. The proceeds were utilised to fully repay the US$4 billion secured term loan.

(5)

Included in this amount is the US$2,25 billion (R31,7 billion) bonds, with fixed interest rates of 5,88% and 6,5% which are listed on the New York Stock Exchange and is recognised in Sasol Financing USA LLC, a 100% owned subsidiary of the group. Sasol Limited has fully and unconditionally guaranteed the bond. There are no restrictions on the ability of Sasol Limited to obtain funds from the finance subsidiary by dividend or loan.

Schedule of Lake Charles Chemicals Project funding profile

	Total facilities		Cash utilised	Remaining	Rand
at 30 June 2019	US$m		US$m	US$m	equivalent

Lake Charles Chemicals Project funding profile
Term loan	1 650		1 650	—	—
Bonds	2 250		2 250	—	—
Available cash, cash flow from operations and general borrowings	9 000		7 533	1 467	20 655

Total funding requirement	12 900	*	11 433	1 467	20 655

*      Includes the US$300 million contingency

Schedule of liquidity available from borrowings

			Contract amount	Total Rand equivalent	Utilised facilities	Available facilities
30 June 2019	Expiry date	Currency	million	Rm	Rm	Rm

Banking facilities and debt arrangements
Group treasury facilities
Commercial paper (uncommitted)(1)	None	Rand	8 000	8 000	—	8 000
Commercial banking facilities	None	Rand	10 300	10 300	953	9 347
Revolving credit facility	November 2023	US dollar	3 900	54 915	49 283	5 632
Revolving credit facility(3)	June 2024	US dollar	150	2 112	2 112	—
Debt arrangements
US Dollar Bond	November 2022	US dollar	1 000	14 081	14 081	—
US Dollar Bond(2)	March 2024	US dollar	1 500	21 121	21 121	—
US Dollar Bond(2)	September 2028	US dollar	750	10 561	10 561	—
US Dollar term loan(3)	June 2024	US dollar	1 650	23 233	23 233	—

Other Sasol businesses
Specific project asset finance
Energy — Republic of Mozambique Pipeline Investments Company (Rompco)	June 2022	Rand	2 511	2 511	2 511	—
Energy — Republic of Mozambique Pipeline Investments Company (Rompco)	December 2019	Rand	71	71	71	—
Energy — Clean Fuels II (Natref)	Various	Rand	1 948	1 948	1 948	—
Debt arrangements
Other debt arrangements		Various	—	—	11 149	—

					137 023	22 979

Available cash						13 339

Total funds available for use						36 318

Total utilised facilities						137 023
Accrued interest						1 025
Unamortised loan cost						588

Total debt including accrued interest and unamortised loan cost						138 636

Comprising
Long-term debt						134 795
Short-term debt						3 783
Short-term debt						1 239
Short-term portion of long-term debt						2 544
Bank overdraft						58

138 636

(1)In August 2019, Sasol issued its inaugural paper to the value of R2 176 million in the local debt market under the current Domestic Medium Term Note (DMTN) programme, at 130 basis points above 3 month Jibar. The net proceeds from the notes issue will be used for general corporate purposes and to refinance existing facilities.

(2)In September 2018 Sasol Financing USA LLC issued bonds to the value of US$1,50 billion and US$0,75 billion respectively. The net proceeds from the bonds of US$2,24 billion were used to partially repay the US$4,0 billion secured term loan.

(3)In June 2019 Sasol Financing USA LLC obtained a term loan of US$1,65 billion and a revolving credit facility of US$150 million, the proceeds of which were utilised to fully repay the remainder of the US$4 billion secured term loan.